As filed with the Securities Exchange Commission on April 30, 2013

Registration Nos.: 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 51	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53	☒

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199	Bruce A. Rosenblum, Esq. Vedder Price P.C. 1401 I Street, Suite 1100 Washington, DC 20005

(Name and Address of Agent for Service)

It is proposed that the filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Variable Portfolio – Core Bond Fund, Columbia Variable Portfolio – Managed Volatility Conservative Fund, Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, Columbia Variable Portfolio – Managed Volatility Growth Fund and Variable Portfolio – Pyrford International Equity Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Variable Insurance Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 30th day of April, 2013.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	April 30, 2013
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	April 30, 2013
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	April 30, 2013
Joseph F. DiMaria	(Principal Accounting Officer)

/s/ Rodman L. Drake*	Trustee	April 30, 2013
Rodman L. Drake

/s/ Douglas A. Hacker*	Trustee	April 30, 2013
Douglas A. Hacker

/s/ Janet Langford Kelly*	Trustee	April 30, 2013
Janet Langford Kelly

/s/ Nancy T. Lukitsh*	Trustee	April 30, 2013
Nancy T. Lukitsh

/s/ William E. Mayer*	Trustee	April 30, 2013
William E. Mayer

/s/ David M. Moffett*	Trustee	April 30, 2013
David M. Moffett

/s/ Charles R. Nelson*	Trustee	April 30, 2013
Charles R. Nelson

/s/ John J. Neuhauser*	Trustee	April 30, 2013
John J. Neuhauser

/s/ Patrick J. Simpson*	Trustee	April 30, 2013
Patrick J. Simpson

/s/ William F. Truscott*	Trustee	April 30, 2013
William F. Truscott

/s/ Anne-Lee Verville*	Trustee	April 30, 2013
Anne-Lee Verville

*By:

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact April 30, 2013

**	Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012 and incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 30, 2012, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011 and incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on January 18, 2012, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 20, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A, filed with the Commission on May 28, 2010.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase